Matthews Asia Dividend Active ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Matthews Asia Dividend Active ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	25.91%	7.30%